Financial Instruments - Summary of Detailed Information About Hedges Items (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2023 USD ($)
Borrowings denominated in foreign currencies [member]
Disclosure of detailed information about hedged items [line items]
Hedged item, assets	$ 2,011,050		$ 2,282,243	$ 65,678
Fair value hedge of borrowings denominated in foreign currencies [member]
Disclosure of detailed information about hedged items [line items]
Change in Value Used for Calculating Hedge Ineffectiveness, Hedging Instrument	7,493	$ 245	(323,884)
Hedged item, assets	(7,493)		323,884	(245)
Accumulated Amount of Fair Value Hedge Adjustments on Hedged Item, Asset	80,029		87,522	2,614
Hedges of net investment in foreign operations [member]
Disclosure of detailed information about hedged items [line items]
Change in Value Used for Calculating Hedge Ineffectiveness, Hedging Instrument	312,029	$ 10,190	(509,229)
Hedged item, assets	(312,029)		509,229	(10,190)
Accumulated Gains or Losses in Other Equity, Continuing Hedges	$ 360,976		$ 673,005	$ 11,789